7. COMMON SHARES (Details)	9 Months Ended
Mar. 31, 2021 $ / shares
SHAREHOLDERS' EQUITY
Stock price	$ .25
Risk-free interest rate	1.06%
Expected life	2 years
Expected dividend rate	0.00%
Expected volatility	102.03%